Stock Options (Tables)	9 Months Ended	12 Months Ended
	Oct. 31, 2023	Jan. 31, 2023
Share-Based Payment Arrangement [Abstract]
Schedule of Stock Option Activity

Qualified and non-qualified incentive stock options outstanding at October 31, 2023 are as follows:

	Number of options	Weighted average exercise price per share
Outstanding, January 31, 2023	313,760	$6.53
Granted	595,000	0.06
Expired	-	-
Exercised	(250,000)	0.07
Outstanding, October 31, 2023	658,760	$3.14

Exercisable, October 31, 2023	487,510	$4.22

	Number of options	Weighted average exercise price	Weighted average remaining life (years)	Aggregate intrinsic value
Outstanding, January 31, 2021	146,000	$3.019	7.61	$-

Granted	-	-
Cancelled and/or forfeited	(750)	13.500
Exercised	-	-
Outstanding, January 31, 2022	145,250	$2.965	6.65	$-

Granted	987,760	2.18
Cancelled and/or forfeited	(145,250)	2.97
Exercised	(674,000)	0.15
Outstanding, January 31, 2023	313,760	$6.53	13.69	$-

Exercisable, January 31, 2023	313,760	$6.53	13.69	$-